REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Summary of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
U.K. and Ireland	6,718	5,410	12,993	11,682
Other Europe	2,083	2,822	4,033	5,822
North America	6,221	1,408	16,860	3,060
Rest of the world	902	752	1,623	1,345
Total revenues	15,924	10,392	35,509	21,909
The Group presents disaggregated revenue by monetization type is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Performance marketing	12,292	9,223	28,693	19,830
Subscription	744	—	1,553	—
Advertising and other	2,888	1,169	5,263	2,079
Total revenues	15,924	10,392	35,509	21,909
The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Casino	12,010	9,087	22,452	19,201
Sports	3,781	1,170	12,824	2,343
Other	133	135	233	365
Total revenues	15,924	10,392	35,509	21,909